INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2012
INVENTORIES
Components of inventories

Significant components of inventories are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Finished products	$—	$—	$—	$55
Work in process and inventoried costs under long-term contracts	78,796	71,855	79,529	105,460
Customer advances	(27,288)	(34,582)	(41,575)	(49,734)
Materials and purchased parts	858	1,086	2,699	1,824

	$52,366	$38,359	$40,653	$57,605